Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
Fair Values of Derivative Instruments in the Statements of Financial Position:

Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2012 Fair value	June 30, 2013 Fair value
Interest rate swaps	Financial Instruments non-current assets	$935	$18,758
Interest rate swaps	Financial Instruments current liabilities	(39,537)	(34,648)
Interest rate swaps	Financial Instruments non-current liabilities	(38,087)	(21,146)
Total derivatives		$(76,689)	$(37,036)

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2012	Six-month period ended June 30, 2013

Interest rate swaps	(Loss)/ Gain on interest rate swaps, net	(10,940)	19,871
Total		$(10,940)	$19,871

Recurring measurements
	June 30, 2013	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-asset position	$18,758	$-	$18,758	$-
Interest rate swaps-liability position	(55,794)	-	(55,794)	-

Total	$(37,036)	$-	$(37,036)	$-